Principal accounting policies (Taxation) (Detail) - CNY (¥) ¥ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Taxation [line items]
Deferred tax assets and liabilities recognized			¥ 0
Deferred tax assets and liabilities temporary differences			¥ 0
SINGAPORE
Taxation [line items]
Tax rate of goods and service tax			7.00%
Sales of power [member] | PRC
Taxation [line items]
Tax rates of VAT	16.00%	13.00%
Sales of power [member] | PAKISTAN
Taxation [line items]
Tax rate of goods and service tax			17.00%
Sales of heat [member] | PRC
Taxation [line items]
Tax rates of VAT	10.00%	9.00%
Sales of goods [member] | PRC
Taxation [line items]
Tax rates of VAT	16.00%	13.00%
Lease of tangible movable properties [member] | PRC
Taxation [line items]
Tax rates of VAT	16.00%	13.00%
Transportation industry [member] | PRC
Taxation [line items]
Tax rates of VAT	10.00%	9.00%
Other modern services industry [member] | PRC
Taxation [line items]
Tax rates of VAT			6.00%
Capacity payment | PAKISTAN
Taxation [line items]
Tax rate of goods and service tax			0.00%
Operation and maintenance services | PAKISTAN
Taxation [line items]
Tax rate of goods and service tax			16.00%